Debt securities available-for-sale (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Debt Securities, Available-For-Sale
	At December 31, 2019
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$5,071,201	$3,262	$567	$5,073,896	1.58%
After 1 to 5 years	5,137,804	75,597	3,435	5,209,966	2.19
After 5 to 10 years	1,778,568	429	6,604	1,772,393	1.70
Total U.S. Treasury securities	11,987,573	79,288	10,606	12,056,255	1.86
Obligations of U.S. Government sponsored entities
Within 1 year	62,492	2	21	62,473	1.45
After 1 to 5 years	60,021	-	90	59,931	1.48
Total obligations of U.S. Government sponsored entities	122,513	2	111	122,404	1.47
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	6,975	-	-	6,975	-
Total obligations of Puerto Rico, States and political subdivisions	6,975	-	-	6,975	-
Collateralized mortgage obligations - federal agencies
Within 1 year	236	-	-	236	1.83
After 1 to 5 years	350	1	-	351	2.16
After 5 to 10 years	85,079	31	1,180	83,930	1.63
After 10 years	504,391	3,640	6,373	501,658	2.08
Total collateralized mortgage obligations - federal agencies	590,056	3,672	7,553	586,175	2.02
Mortgage-backed securities
Within 1 year	16	-	-	16	2.13
After 1 to 5 years	36,717	852	1	37,568	3.38
After 5 to 10 years	350,373	1,958	1,303	351,028	2.02
After 10 years	4,447,561	60,384	20,243	4,487,702	2.60
Total mortgage-backed securities	4,834,667	63,194	21,547	4,876,314	2.57
Other
After 1 to 5 years	341	9	-	350	3.62
Total other	341	9	-	350	3.62
Total debt securities available-for-sale[1]	$17,542,125	$146,165	$39,817	$17,648,473	2.05%
[1]

Includes $12.2 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $10.9 billion serve as collateral for public funds.

	At December 31, 2018
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$3,565,571	$108	$5,319	$3,560,360	2.10%
After 1 to 5 years	4,483,741	13,647	35,213	4,462,175	2.25
After 5 to 10 years	245,891	3,770	-	249,661	2.84
Total U.S. Treasury securities	8,295,203	17,525	40,532	8,272,196	2.21
Obligations of U.S. Government sponsored entities
Within 1 year	212,951	-	1,406	211,545	1.44
After 1 to 5 years	123,857	1	2,094	121,764	1.51
Total obligations of U.S. Government sponsored entities	336,808	1	3,500	333,309	1.47
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,926	-	184	6,742	0.70
Total obligations of Puerto Rico, States and political subdivisions	6,926	-	184	6,742	0.70
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	749	-	7	742	1.92
After 5 to 10 years	115,744	1	4,715	111,030	1.71
After 10 years	638,995	1,584	23,680	616,899	2.10
Total collateralized mortgage obligations - federal agencies	755,488	1,585	28,402	728,671	2.04
Mortgage-backed securities
Within 1 year	431	4	-	435	4.30
After 1 to 5 years	6,762	43	1	6,804	2.74
After 5 to 10 years	365,727	1,090	8,499	358,318	2.19
After 10 years	3,710,731	10,679	128,189	3,593,221	2.45
Total mortgage-backed securities	4,083,651	11,816	136,689	3,958,778	2.43
Other
After 5 to 10 years	486	2	-	488	3.62
Total other	486	2	-	488	3.62
Total debt securities available-for-sale[1]	$13,478,562	$30,929	$209,307	$13,300,184	2.25%
[1]

Includes $8.9 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $7.9 billion serve as collateral for public funds.

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$5,140,920	$5,143,596
After 1 to 5 years	5,235,233	5,308,166
After 5 to 10 years	2,214,020	2,207,351
After 10 years	4,951,952	4,989,360
Total debt securities available-for-sale	$17,542,125	$17,648,473

Schedule Of Realized Gain Loss
(In thousands)	2019	2018	2017
Gross realized gains	$-	$-	$95
Gross realized losses	(20)	-	(12)
Net realized gains (losses) on sale of debt securities available-for-sale	$(20)	$-	$83

Debt Securities Available For Sale Unrealized Loss Position Fair Value
	At December 31, 2019
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,439,114	$9,798	$452,784	$808	$2,891,898	$10,606
Obligations of U.S. Government sponsored entities	9,973	4	99,846	107	109,819	111
Collateralized mortgage obligations - federal agencies	114,603	537	310,315	7,016	424,918	7,553
Mortgage-backed securities	179,312	693	1,784,414	20,854	1,963,726	21,547
Total debt securities available-for-sale in an unrealized loss position	$2,743,002	$11,032	$2,647,359	$28,785	$5,390,361	$39,817
	At December 31, 2018
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$3,189,007	$4,188	$2,607,276	$36,343	$5,796,283	$40,531
Obligations of U.S. Government sponsored entities	14,847	46	318,271	3,454	333,118	3,500
Obligations of Puerto Rico, States and political subdivisions	-	-	6,742	184	6,742	184
Collateralized mortgage obligations - federal agencies	66,652	489	587,869	27,913	654,521	28,402
Mortgage-backed securities	125,872	2,280	3,478,635	134,410	3,604,507	136,690
Total debt securities available-for-sale in an unrealized loss position	$3,396,378	$7,003	$6,998,793	$202,304	$10,395,171	$209,307

Schedule Of Securities Aggregate Amortized Cost Exceed 10 Of Stockholders Equity
	2019		2018

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$3,113,373	$3,129,538	$2,999,110	$2,901,904
Freddie Mac	1,623,116	1,638,796	1,095,855	1,058,013